Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital [Member]	Contingent Shares [Member]	Warrants [Member]	Options [Member]	Translation reserve [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 200					$ (1,389,519)	$ (1,389,319)
Beginning Balance (in shares) at Dec. 31, 2018	3						3
Shares issued for cash (in Shares)	72,500
Shares issued for cash	$ 1,014,948						$ 1,014,948
Shares issued for debt (in Shares)	311,493
Shares issued for debt	$ 1,269,205		$ 1,192				1,270,397
Warrants issued for debt			19,858				19,858
Net loss						(1,147,280)	$ (1,147,280)
Ending Balance (in shares) at Dec. 31, 2019	383,996						383,996
Ending Balance at Dec. 31, 2019	$ 2,284,353		21,050			(2,536,799)	$ (231,396)
Shares and warrants issued on assets acquisition (in Shares)	9,957
Shares and warrants issued on assets acquisition	$ 167,280		180,000				347,280
Shares and warrants issued for cash	$ 4,568,013		76,120				4,644,133
Shares and warrants issued in a brokered private placement (in Shares)	62,994
Shares and warrants issued in a brokered private placement	$ 3,087,138		60,340				3,147,478
Shares for converted debt and interest (in Shares)	52,381
Shares for converted debt and interest	$ 1,583,881						1,583,881
Shares and warrants issued in non-brokered private placements (in Shares)	49,811
Shares and warrants issued in non-brokered private placements	$ 1,480,875		15,780				1,496,655
Shares issued for performance incentive (in Shares)	14,929
Shares issued for performance incentive	$ 731,500						731,500
Shares from Foremost's qualifying transaction (in Shares)	12,836
Shares from Foremost's qualifying transaction	$ 628,949			$ 41,155			670,104
Stock options exercised (in Shares)	1,743
Stock options exercised	$ 78,080			(17,531)			60,549
Shares for consulting services (in Shares)	871
Shares for consulting services	$ 32,393						32,393
Share-based payments				283,084			283,084
Share offering costs	$ (699,886)						(699,886)
Net loss						(3,536,778)	$ (3,536,778)
Ending Balance (in shares) at Sep. 30, 2020	589,518						589,518
Ending Balance at Sep. 30, 2020	$ 9,374,563		277,170	306,708		(6,073,577)	$ 3,884,864
Shares and warrants issued on assets acquisition	1,290,000		425,000				1,715,000
Shares and warrants issued for cash	4,721,818		1,280,654				6,002,472
Shares for debt settlements	63,866						63,866
Warrants exercised	815,307		(175,741)				639,566
Shares for amended license	137,000						137,000
Stock options and warrants exercised	1,639,695		41,306	(531,263)			1,149,738
Restricted share units vested	12,498			(12,498)
Share-based payments				2,462,207			2,462,207
Share offering costs	(839,679)			233,057			(606,622)
Other comprehensive income					$ (8,991)		(8,991)
Net loss						(9,315,372)	$ (9,315,372)
Ending Balance (in shares) at Sep. 30, 2021							699,511
Ending Balance at Sep. 30, 2021	17,215,068		1,848,389	2,458,211	(8,991)	(15,388,949)	$ 6,123,728
Shares issued to settle debt	19,000						19,000
Shares and warrants issued on assets acquisition	377,503	$ 83,319	132,000				592,822
Shares and warrants issued for cash	272,000		72,000				344,000
Contingent shares converted to common shares	83,319	$ (83,319)
Warrants exercised	277,098		(61,173)				215,925
Shares for vested RSUs and PSUs	874,840			(874,840)
Vested RSUs and PSUs repurchased for withholding taxes				(23,533)			(23,533)
Share-based payments				1,960,072
Warrants expired			(31,420)	31,420
Shares issued for unsecured loans	411,692						411,692
Share offering costs	(33,880)						(33,880)
Other comprehensive income					(92,427)		(92,427)
Net loss						(10,520,290)	$ (10,520,290)
Ending Balance (in shares) at Sep. 30, 2022							773,225
Ending Balance at Sep. 30, 2022	$ 19,496,640		$ 1,959,796	$ 3,551,330	$ (101,418)	$ (25,909,239)	$ (1,002,891)